CRM FUNDS
------------------------------------
------------------------------------

FUND INFORMATION:                    SHAREHOLDER ACCOUNT INFORMATION:
   Forum Financial Services, Inc.    Forum Shareholder Services, LLC
   Two Portland Square               P.O. Box 446
   Portland, Maine 04101             Portland, Maine 04112
   800-CRM-2883                      800-844-8258
   800-276-2883                      (207) 879-8910

--------------------------------------------------------------------------------

ANNUAL REPORT                                                 SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

Compared to market behavior for most of the last decade, this past year was marked by record volatility, leaving investors feeling they've been on a rocky ride, both in terms of daily and monthly fluctuations in global stock prices. As the market twisted and turned, the larger, more blue chip issues continued to significantly outpace the smaller stocks. This is evident in the S&P 500's advance of 9.06% and the Russell 2000 Index's decline of 18.89% for the period from October 1, 1997 through September 30, 1998.

By the end of the period, the spread between large cap stock performance and small cap stock performance stood at its widest since inception of these indices in 1979. This is a trend that we at CRM believe must correct and reverse itself over the next market cycle, swinging the pendulum towards small and medium size companies. During such a swing, our Value approach to investing will position the CRM Funds to take optimum advantage of this capital markets shift.

Although the situation is challenging to many portfolio managers, the increased volatility in the marketplace gives Value investors opportunities on which we can capitalize. To justify this optimism, let us summarize the salient points of our Value investment strategies:

    - we begin by the early identification of dynamic change in a company's operations

    - we focus on change that will improve a company's stock valuation

    - we conduct multi-level evaluations based on extensive research

    - we select stocks that have a greater upside potential than risk over an 18 to 24 month period

    - we strive to reduce downside risks while offering potential for capital appreciation

We hope that you view our track record since the inception of the first CRM Fund as a vindication of the Value approach to investing. Of course, it is our duty to remind you that past performance is no guarantee of future return.

The CRM Funds have accumulated approximately $200 million in assets since the inception of our first fund in October 1995--a remarkable success that proves that the investment community, from institutions to individual shareholders, has confidence in our Value approach to investing.

Our overall plan was to develop a family of Funds that capitalized on investment strengths our firm has employed for over 25 years. As you know from our history, we have used the Value approach consistently, reinforcing it with our team decision making process. As a result, our CRM Funds offer you, our shareholder, the benefits of the same approach used successfully with our individually managed clients, at the same time as we offer you exposure to more varied segments of the stock market.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

If you have any questions or would like additional information about our no-load CRM Funds, including a prospectus, please call us at (800) CRM-2883. Read it carefully before you invest or send money. We thank you for your investment and look forward to helping you reach your investment goals.

Sincerely,

The CRM Funds
Cramer Rosenthal McGlynn, LLC

/s/ Fred M. Filoon       /s/ Ronald H. McGlynn    /s/ Jay B. Abramson
Fred M. Filoon           Ronald H. McGlynn        Jay B. Abramson
President                President and CEO        Executive Vice President

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
AN INTERVIEW WITH RONALD MCGLYNN, JAY ABRAMSON AND SCOTT CHER
PORTFOLIO MANAGERS FOR THE CRM SMALL CAP VALUE FUND ("FUND")

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Q.  SCOTT, HOW DID THE SMALL CAP VALUE FUND PERFORM?
For the twelve months ended September 30, 1998, the Investor Shares of the Fund had an average annual total return of -18.81%, compared to a -21.21% return for the Lipper Small Cap Funds Average and -18.89% for the Russell 2000 Index. The average annual total return for the year ended September 30, 1998 (since the inception of the Fund) is 15.14%, compared to 6.91% for the Russell 2000.

Q.  WHAT WAS BEHIND THIS PERFORMANCE?
The market was propelled this year by the stocks of the very largest, blue-chip, companies and by those with the highest P/E ratios. Given our style of favoring companies that are overlooked, out-of-favor and typically with low P/E ratios, we were somewhat out of synch with the current market momentum. I believe that our very disciplined process of buying and selling securities led the Fund to outperform the Russell 2000, as measured since inception. This was during a time when small cap stocks in general trailed large cap stocks significantly.

Q.  RON, WILL YOU EXPLAIN YOUR INVESTMENT STRATEGY?
Sure. First, we search for companies undergoing some significant change, whether it's change in their products, management or the way they do business. These companies are often intrinsically undervalued or simply misunderstood by the investment community. Then our team examines every aspect of a company to determine why it is selling at what we consider to be substantially below its real worth. We weigh the many reasons companies may be selling for less than their real worth: companies may be early in their investment life cycle, don't have the track record, or don't have widespread Wall Street coverage. Based on this research, we make our investment decisions -- that is our Value approach to buying companies.

Q.  IS THAT THE WHOLE STORY?
That's about half of the process. The other half, which is equally important, is following a very disciplined sale criteria. When we buy a stock, we set target prices for where we believe the stock should be priced within a certain time period. When the stock reaches our target price, we sell. We monitor our holdings daily, but we don't change our target price unless there is a significant change in the stock's fundamentals.

Q.  JAY, WHAT IS YOUR OUTLOOK FOR THE NEXT YEAR?
As we enter the last quarter of this calendar year, the high P/E growth stocks continue to outperform Value stocks. Valuation levels for the overall market, and especially for the large capitalization growth stocks, are at historic peaks. More importantly, however, is the very distinct difference in performance across the various market capitalization of the market. The market is cyclical and history tells us that Value stocks, and small cap Value stocks in particular, are overdue for a period of outperformance. Regardless of the macro events, however, we feel that our Fund is comprised of good companies selling at unrealistically low valuation levels. And if there is one thing we at CRM have learned, it is the importance of sticking to our investment style -- which is summed up best in our Fund's name, Small Cap Value Fund.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH SEPTEMBER 30, 1998. THE MANAGERS' OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM LARGE CAP VALUE FUND
AN INTERVIEW WITH RONALD MCGLYNN AND JAY ABRAMSON
PORTFOLIO MANAGERS FOR THE CRM LARGE CAP VALUE FUND ("FUND")

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Q.  RON, HOW DID THE FUND PERFORM?
The cumulative total return of the Fund's Investor Shares since inception on August 25th of this year through September 30, 1998 is 0.20%, compared to a -11.94% return for the Lipper Capital Appreciation Funds Average and 6.02% for the S&P 500 Index.

Q.  HOW DID THIS PERFORMANCE COMPARE TO YOUR ORIGINAL EXPECTATIONS?
The Fund commenced operations on August 25, 1998. In my opinion, performance information, given such a short time period, is by definition misleading. We expect that over a longer period the Fund will outperform the overall market and our specific benchmark.

Q.  JAY, HOW IS THE FUND MANAGED?
We mainly buy companies that have a market capitalization greater than $10 billion. As with all our funds, we rely on a Value approach to investing, but there is a slight twist with the Fund: Most companies with a market cap greater than $10 billion are typically followed extensively by Wall Street, but that does not mean the consensus on Wall Street is always accurate. Sure, we will listen to what the Street is saying and factor those comments into our research, but the Street's opinions are only a part of our entire research process.

Q.  SO THE SAME TEAM IS MANAGING THE LARGE CAP VALUE FUND?
That's right. While Ron and I are responsible for the day-to-day management of each fund, along with Scott for the Small Cap Value Fund and Michael for Mid Cap Value Fund, we are supported by a large and experienced Research and Portfolio Management Group. In fact, of our 58 employees, 22 are in our Research and Portfolio Management Group. We strongly believe that we can not have enough people scrutinizing a particular company, for the simple reason that each person brings a different perspective to our research and analysis.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH SEPTEMBER 30, 1998. THE MANAGERS' OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM VALUE FUND
AN INTERVIEW WITH RONALD MCGLYNN AND JAY ABRAMSON
PORTFOLIO MANAGERS FOR THE CRM VALUE FUND ("FUND")

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Q.  RON, HOW DID THE FUND PERFORM?
The cumulative total return of the Fund's Investor Shares since inception on January 2nd of this year through September 30, 1998 is -6.70%, compared to a -1.77% return for the Lipper Capital Appreciation Funds Average and 6.02% for the S&P 500 Index.

Q.  HOW DID PERFORMANCE COMPARE TO YOUR ORIGINAL EXPECTATIONS?
As we've said with all our new funds, our performance numbers, good, bad or indifferent, are not necessarily representative of what we expect our long-term numbers to be. And remember, long-term is not one full year. It's three years, at least.

Q.  JAY, IS THE FUND MANAGED LIKE THE OTHERS?
Basically, yes, but with a difference. With this Fund we do not limit our investments within certain market capitalization parameters. Instead, we pick the companies we believe represent the best Value in the small, medium and large cap sectors for this Fund.

Q.  DO YOU THINK THIS FUND WILL HAVE THE BEST PERFORMANCE?
There will be times when it does have the best performance, but that will depend first, on stock picking and, second, on our capitalization weightings. Although this Fund will have all of the best names from the other three funds, remember that the small, medium and large cap markets do not move in lockstep with one another. A case in point has been the last year. The larger caps have outpaced the medium caps which have outpaced the small caps. This Fund may be right for someone looking for diversification across all three markets.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH SEPTEMBER 30, 1998. THE MANAGERS' OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following information compares a change in value of a $10,000 investment in the Investor Shares of the CRM Small Cap Value Fund ("Fund") with the performance of the Russell 2000 Index since inception (10/1/95). The Russell 2000 is an unmanaged capitalization weighted index of 2000 small capitalization U.S. companies and reflects the reinvestment of dividends. The index excludes the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

         CRM SMALL CAP VALUE FUND-INVESTOR SHARES VS RUSSELL 2000 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                           CRM SMALL CAP VALUE FUND-INVESTOR SHARES         RUSSELL 2000 INDEX
10/1/95                                                                   $10,000.00                      $10,000.00
10/31/95                                                                   $9,840.00                       $9,553.70
11/30/95                                                                  $10,450.00                       $9,965.29
12/31/95                                                                  $10,734.10                      $10,219.74
1/31/96                                                                   $10,904.16                      $10,208.06
2/29/96                                                                   $11,404.36                      $10,530.68
3/31/96                                                                   $11,984.58                      $10,739.55
4/30/96                                                                   $12,474.76                      $11,316.63
5/31/96                                                                   $13,335.09                      $11,771.08
6/30/96                                                                   $13,405.12                      $11,291.17
7/31/96                                                                   $12,574.80                      $10,305.79
8/31/96                                                                   $13,275.07                      $10,904.25
9/30/96                                                                   $13,715.24                      $11,329.98
10/31/96                                                                  $13,965.33                      $11,153.69
11/30/96                                                                  $14,525.55                      $11,611.27
12/31/96                                                                  $14,914.93                      $11,909.55
1/31/97                                                                   $15,159.61                      $12,145.25
2/28/97                                                                   $15,000.03                      $11,851.22
3/31/97                                                                   $14,521.31                      $11,295.51
4/30/97                                                                   $14,468.12                      $11,323.34
5/31/97                                                                   $16,021.31                      $12,588.12
6/30/97                                                                   $17,053.23                      $13,120.90
7/31/97                                                                   $17,946.85                      $13,733.09
8/31/97                                                                   $18,234.08                      $14,042.99
9/30/97                                                                   $18,808.55                      $15,068.16
10/31/97                                                                  $18,000.04                      $14,398.38
11/30/97                                                                  $17,500.04                      $14,300.37
12/31/97                                                                  $18,155.33                      $14,557.06
1/31/98                                                                   $17,930.91                      $14,335.36
2/28/98                                                                   $19,692.59                      $15,410.26
3/31/98                                                                   $20,926.88                      $16,057.80
4/30/98                                                                   $21,364.49                      $16,146.01
5/31/98                                                                   $20,466.82                      $15,279.77
6/30/98                                                                   $19,782.35                      $15,323.51
7/31/98                                                                   $18,233.88                      $14,072.19
8/31/98                                                                   $14,351.46                      $11,343.59
9/30/98                                                                   $15,271.57                      $12,221.29
INVESTMENT VALUE ON 9/30/98
CRM Small Cap Value Fund-Investor Shares                                     $15,272
Russell 2000 Index                                                           $12,221
AVERAGE ANNUAL TOTAL RETURN*
                                                                            ONE YEAR      SINCE INCEPTION ON 10/1/95
CRM Small Cap Value Fund-Investor Shares                                    (18.81%)                          15.14%
Russell 2000 Index                                                          (18.89%)                           6.91%

 * Annualized return for the Russell 2000 Index based on an inception date of 9/30/95.
The Fund is professionally managed while the index is unmanaged and is not available for investment.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following information compares a change in value of a $10,000 investment in the Investor Shares of the CRM Value Fund ("Fund") with the performance of the Standard and Poor's 500 Composite Index ("S&P 500") since inception (1/2/98). The S&P 500 is an unmanaged market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The index excludes the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

                        CRM VALUE FUND VS S&P 500 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  CRM VALUE FUND INVESTOR SHARES    S&P 500 INDEX
12/31/97                                               $10,000.00       $10,000.00
1/31/98                                                $10,230.00       $10,110.49
2/28/98                                                $10,870.00       $10,839.28
3/31/98                                                $11,480.00       $11,393.91
4/30/98                                                $11,430.00       $11,508.50
5/31/98                                                $11,280.00       $11,310.90
6/30/98                                                $11,060.00       $11,769.98
7/31/98                                                $10,770.00       $11,644.99
8/31/98                                                 $9,180.00        $9,963.45
9/30/98                                                 $9,330.00       $10,601.78
INVESTMENT VALUE ON 9/30/98
CRM Value Fund Investor Shares                             $9,330
S&P 500 Index                                             $10,602
CUMULATIVE TOTAL RETURN
                                        SINCE INCEPTION ON 1/2/98
CRM Value Fund Investor Shares                            (6.70%)
S&P 500 Index                                               6.02%

The Fund is professionally managed while the index is unmanaged and is not available for investment. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------
COMMON STOCK (84.8%)
AUTOMOTIVE PARTS AND EQUIPMENT (0.8%)
    105,000  Safety Components International,
              Inc.*..................................  $   1,391,250
                                                       -------------
BANKING AND FINANCIAL (4.8%)
    174,000  Golden State Bancorp, Inc.*.............      3,455,657
    266,700  PBOC Holdings, Inc.*....................      2,933,700
    126,000  Pilgrim America Capital Corp.*..........      2,409,750
                                                       -------------
                                                           8,799,107
                                                       -------------
BUILDING AND CONSTRUCTION (3.1%)
    235,600  Morrison Knudsen Corp.*.................      2,532,700
    257,200  Walter Industries, Inc.*................      3,198,927
                                                       -------------
                                                           5,731,627
                                                       -------------
BUILDING MATERIALS (1.0%)
    208,500  Dal-Tile International, Inc.*...........      1,889,530
                                                       -------------
BUSINESS SERVICES (7.3%)
    137,000  BTG, Inc.*..............................        924,750
    505,300  Caribiner International, Inc.*..........      4,295,050
    350,700  LGS Group, Inc.*........................      2,883,735
    169,800  World Color Press, Inc.*................      5,263,800
                                                       -------------
                                                          13,367,335
                                                       -------------
COMMUNICATIONS (6.9%)
    262,300  COMSAT Corp.............................      9,246,075
    100,000  Young Broadcasting Corp.*...............      3,400,000
                                                       -------------
                                                          12,646,075
                                                       -------------
CONSUMER CYCLICALS (2.3%)
    480,000  Loews Cineplex Entertainment*...........      4,140,000
                                                       -------------
CONSUMER PRODUCTS (5.5%)
    195,300  Gibson Greetings, Inc.*.................      3,967,030
    129,300  Nutramax Products, Inc.*................        743,475
    223,876  United Stationers, Inc.*................      5,345,040
                                                       -------------
                                                          10,055,545
                                                       -------------
DIVERSIFIED INDUSTRIES (0.8%)
     70,000  Elsag Bailey Process Automation N.V*....      1,474,375
                                                       -------------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------
ELECTRONIC EQUIPMENT AND COMPONENTS (3.3%)
    234,600  BMC Industries, Inc.....................  $   1,407,600
    238,000  CommScope, Inc.*........................      2,751,875
    245,800  Glenayre Technologies, Inc.*............      1,782,050
                                                       -------------
                                                           5,941,525
                                                       -------------
ENERGY EXPLORATION AND DISTRIBUTION (8.6%)
    634,500  EEX Corp.*..............................      3,093,190
    160,000  Equitable Resources, Inc................      4,070,000
    101,600  Getty Properties Corp...................      1,422,400
    184,400  Nuevo Energy Co.*.......................      3,895,450
    245,700  Ocean Energy, Inc.*.....................      3,224,815
                                                       -------------
                                                          15,705,855
                                                       -------------
FINANCIAL SERVICES (2.7%)
    331,800  Richmond County Financial Corp..........      4,977,000
                                                       -------------
HEALTH CARE (4.7%)
    101,600  Acuson Corp.*...........................      1,733,550
    147,400  Bindley Western Industries, Inc.........      4,864,200
      7,900  CONMED Corp.*...........................        180,710
     94,500  Integrated Health Services, Inc.........      1,588,780
     52,166  Medical Resources, Inc.*................        133,675
                                                       -------------
                                                           8,500,915
                                                       -------------
INDUSTRIAL AND COMMERCIAL MACHINERY (1.2%)
      1,400  EG&G, Inc...............................         31,675
    151,400  Hussmann International, Inc.............      2,147,990
                                                       -------------
                                                           2,179,665
                                                       -------------
INDUSTRIAL TECHNOLOGIES (4.1%)
  1,069,200  Safety-Kleen Corp.*.....................      3,541,725
    239,500  UNOVA, Inc.*............................      3,936,780
                                                       -------------
                                                           7,478,505
                                                       -------------
METAL INDUSTRIES (3.9%)
    224,000  Oregon Steel Mills, Inc.................      2,632,000
     75,000  Schnitzer Steel Industries, Inc.........      1,125,000
    254,300  WHX Corp.*..............................      3,274,110
                                                       -------------
                                                           7,031,110
                                                       -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------
REAL ESTATE (4.3%)
    208,900  Insignia Financial Group, Inc.-Class
              A*.....................................  $   2,062,885
    139,267  Insignia/ESG Holdings, Inc.*............      1,601,570
    196,600  SL Green Realty Corp....................      4,128,600
                                                       -------------
                                                           7,793,055
                                                       -------------
RETAIL (7.0%)
    105,000  Fred Meyer, Inc.*.......................      4,081,875
    226,200  Shopko Stores, Inc.*....................      7,351,500
    236,800  Sunglass Hut International, Inc.*.......      1,361,600
                                                       -------------
                                                          12,794,975
                                                       -------------
TECHNOLOGY (8.0%)
    187,500  ChoicePoint, Inc.*......................      9,023,440
    197,600  GTECH Holdings Corp.*...................      5,248,750
     49,700  Silicon Valley Group*...................        397,600
                                                       -------------
                                                          14,669,790
                                                       -------------
TRANSPORTATION EQUIPMENT (4.0%)
    174,800  Gencorp, Inc............................      3,364,900
    222,500  Mascotech, Inc..........................      4,005,000
                                                       -------------
                                                           7,369,900
                                                       -------------
UTILITIES (0.5%)
     46,400  Washington Water Power Co...............        919,300
                                                       -------------
TOTAL COMMON STOCK (COST $169,120,073)...............  $ 154,856,439
                                                       -------------

SHORT-TERM HOLDINGS (15.2%)
CASH MANAGEMENT ACCOUNTS (0.1%)
   $148,589  Forum Daily Assets Cash Fund (Cost
              $148,589)..............................        148,589
                                                       -------------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------
COMMERCIAL PAPER (7.4%)
 $1,500,000  Dupont Corp., 5.30%, 10/9/98............  $   1,498,233
  1,000,000  Ford Motor Credit Co., 5.32%, 10/2/98...        999,852
  1,500,000  Ford Motor Credit Co., 5.22%, 10/6/98...      1,498,913
  2,000,000  GE Capital Corporation, 5.31%,
              10/5/98................................      1,998,822
  2,500,000  GMAC, 5.31%, 10/2/98....................      2,499,631
  1,000,000  Georgia Power Company, 5.37%, 10/5/98...        999,403
  1,000,000  IBM Credit Corp., 5.35%, 10/7/98........        999,108
  1,500,000  Lucent Technologies, Inc., 5.45%,
              10/1/98................................      1,500,000
    500,000  Merrill Lynch, 5.50%, 10/1/98...........        500,000
    500,000  Merrill Lynch, 5.50%, 11/3/98...........        497,479
    500,000  Merrill Lynch, 5.50%, 1/4/99............        492,744
                                                       -------------
TOTAL COMMERCIAL PAPER (COST $13,484,185)............  $  13,484,185
                                                       -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 DISCOUNT NOTES (4.4%)
  2,000,000  5.47%, 10/2/98..........................      1,999,701
  2,500,000  5.18%, 10/5/98..........................      2,498,583
  3,500,000  5.18%, 10/9/98..........................      3,496,033
                                                       -------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT
 NOTES (COST $7,994,317).............................  $   7,994,317
                                                       -------------
U.S.TREASURY BILLS (3.3%)
  3,500,000  3.91%, 10/1/98..........................      3,500,000
  2,500,000  5.05%, 10/15/98.........................      2,495,205
                                                       -------------
TOTAL U.S. TREASURY BILLS (COST $5,995,205)..........  $   5,995,205
                                                       -------------
SHORT-TERM HOLDINGS (COST $27,622,296)...............  $  27,622,296
                                                       -------------
TOTAL INVESTMENTS (100.0%) (COST $196,742,369).......  $ 182,478,735
                                                       -------------
                                                       -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
COMMON STOCK (52.5%)
AEROSPACE (2.4%)
      1,500  Lockheed Martin Corp....................  $   151,215
      1,600  Northrop Grumman Corp...................      116,800
                                                       -----------
                                                           268,015
                                                       -----------
BANKING AND FINANCIAL (3.8%)
      1,500  Banc One Corp...........................       63,938
      5,000  Bank of New York Co., Inc...............      136,876
      2,500  Summit Bancorp..........................       93,750
      3,300  Torchmark Corp..........................      118,594
                                                       -----------
                                                           413,158
                                                       -----------
BASIC MATERIALS (0.6%)
      1,000  Aluminum Co. of America.................       71,000
                                                       -----------
BUSINESS SERVICES (0.5%)
      2,000  Dun & Bradstreet Corp...................       54,000
                                                       -----------
CHEMICALS AND ALLIED PRODUCTS (2.5%)
      2,800  Air Products and Chemicals, Inc.........       83,300
      2,100  E.I. du Pont de Nemours & Co............      117,863
      2,800  Rohm & Haas Co..........................       77,876
                                                       -----------
                                                           279,039
                                                       -----------
COMMUNICATIONS (4.0%)
      2,300  AT&T Corp...............................      134,407
      3,500  MCI Worldcom, Inc.*.....................      171,064
      3,000  SBC Communications, Inc.................      133,313
                                                       -----------
                                                           438,784
                                                       -----------
COMPUTER EQUIPMENT (1.1%)
      1,000  Hewlett-Packard Co......................       52,938
        500  IBM Corp................................       64,000
                                                       -----------
                                                           116,938
                                                       -----------
CONSUMER DURABLES (1.1%)
      1,500  Maytag Corp.............................       71,625
      1,000  Newell Co...............................       46,063
                                                       -----------
                                                           117,688
                                                       -----------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
CONSUMER NON-DURABLES (0.7%)
      1,500  Sara Lee Corp...........................  $    81,000
                                                       -----------
CONSUMER PRODUCTS (0.6%)
      1,000  Procter & Gamble Co.....................       70,938
                                                       -----------
CONTAINERS AND PACKAGING (0.5%)
      6,000  Stone Container Corp.*..................       51,750
                                                       -----------
DIVERSIFIED INDUSTRIAL (3.1%)
      3,600  Allied-Signal Inc.......................      127,350
      1,000  Eaton Corp..............................       62,688
      4,000  Rockwell International Corp.............      144,501
                                                       -----------
                                                           334,539
                                                       -----------
ELECTRONIC EQUIPMENT AND COMPONENTS (2.5%)
      1,000  Honeywell, Inc..........................       64,063
      1,900  Philips Electronics NV..................      101,413
      2,000  Raytheon Co., Class A...................      103,625
                                                       -----------
                                                           269,101
                                                       -----------
FOOD (2.9%)
      2,000  ConAgra, Inc............................       53,875
      1,300  General Mills, Inc......................       91,000
      6,000  PepsiCo, Inc............................      176,626
                                                       -----------
                                                           321,501
                                                       -----------
HEALTH CARE (1.1%)
      2,000  Baxter International, Inc...............      119,000
                                                       -----------
INSURANCE (2.9%)
      1,900  American General Corp...................      121,363
      3,000  Equitable Companies Inc.................      124,125
      1,500  Marsh & McLennan Cos., Inc..............       74,625
                                                       -----------
                                                           320,113
                                                       -----------
MINING (0.6%)
      1,300  Phelps Dodge Corp.......................       67,844
                                                       -----------
NONDEPOSITORY CREDIT INSTITUTIONS (2.1%)
      3,500  FNMA....................................      224,875
                                                       -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
OIL AND GAS EXTRACTION (3.5%)
      3,900  Burlington Resources, Inc...............  $   145,761
      3,000  Enron Corp..............................      158,439
      1,500  Schlumberger, Ltd.......................       75,469
                                                       -----------
                                                           379,669
                                                       -----------
PAPER AND ALLIED PRODUCTS (1.3%)
      4,300  Fort James Corp.........................      141,090
                                                       -----------
PETROLEUM REFINING AND RELATED INDUSTRIES (0.7%)
      1,500  Royal Dutch Petroleum Co................       71,435
                                                       -----------
PHARMACEUTICALS (4.0%)
      3,000  American Home Products Corp.............      157,125
      3,000  Astra AB, sponsored ADR.................       51,560
      1,000  Bristol-Myers Squibb Co.................      103,875
      1,000  Merck & Co., Inc........................      129,562
                                                       -----------
                                                           442,122
                                                       -----------
RETAIL (2.2%)
     13,000  KMart Corp.*............................      155,188
      2,000  Sears, Roebuck and Co...................       88,375
                                                       -----------
                                                           243,563
                                                       -----------
TECHNOLOGY (4.3%)
      3,000  Sun Microsystems, Inc.*.................      149,438
      2,000  Texas Instruments, Inc..................      105,500
      2,500  Xerox Corp..............................      211,875
                                                       -----------
                                                           466,813
                                                       -----------
TRANSPORTATION (1.2%)
      1,600  AMR Corp.*..............................       88,700
      1,200  Burlington Northern Santa Fe Corp.......       38,400
                                                       -----------
                                                           127,100
                                                       -----------
TRANSPORTATION EQUIPMENT (1.0%)
      2,100  General Motors Corp.....................      114,844
                                                       -----------
WHOLESALE TRADE-NONDURABLE GOODS (1.3%)
      6,000  Sysco Corp..............................      141,375
                                                       -----------
TOTAL COMMON STOCK (COST $5,690,814).................  $ 5,747,294
                                                       -----------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
SHORT-TERM HOLDINGS (47.5%)
CASH MANAGEMENT ACCOUNTS (9.5%)
   $518,078  Forum Daily Assets Cash Fund............  $   518,078
    518,077  Forum Daily Assets Government
              Obligations............................      518,077
                                                       -----------
TOTAL CASH MANAGEMENT ACCOUNTS (COST $1,036,155).....
                                                       $ 1,036,155
                                                       -----------
COMMERCIAL PAPER (7.0%)
    100,000  Coca Cola Co., 5.30%, 12/3/98...........       99,073
    100,000  Consolidated National Gas, 5.51%,
              10/1/98................................      100,000
    100,000  Ford Motor Credit Co., 5.37%, 10/1/98...      100,000
    100,000  GMAC, 5.55%, 10/1/98....................      100,000
    120,000  General Electric Capital Corp., 5.49%,
              11/2/98................................      119,414
    100,000  Lucent Technologies, Inc., 5.45%,
              10/1/98................................      100,000
    150,000  Progress Capital Corp., 5.45%,
              10/2/98................................      149,977
                                                       -----------
TOTAL COMMERCIAL PAPER (COST $768,464)...............  $   768,464
                                                       -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 DISCOUNT NOTES (3.7%)
    400,000  5.18%, 10/9/98 (Cost $399,547)..........      399,547
                                                       -----------
TREASURY BILLS (27.3%)
  1,000,000  4.13%, 10/1/98..........................    1,000,000
  1,000,000  4.52%, 10/22/98.........................      997,410
  1,000,000  4.46%, 11/12/98.........................      994,903
                                                       -----------
TOTAL TREASURY BILLS (COST $2,992,312)...............  $ 2,992,313
                                                       -----------
SHORT-TERM HOLDINGS (COST $5,196,479)................  $ 5,196,479
                                                       -----------
TOTAL INVESTMENTS (100.0%) (COST $10,887,293)........  $10,943,773
                                                       -----------
                                                       -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
COMMON STOCK (79.0%)
AUTOMOTIVE PARTS AND EQUIPMENT (4.4%)
      2,500  General Motors Corp.....................  $   136,715
     14,000  Safety Components International,
              Inc.*..................................      185,500
                                                       -----------
                                                           322,215
                                                       -----------
BANKING AND FINANCIAL (12.5%)
      2,500  Aetna Life & Casualty Inc...............      173,750
      4,000  Allmerica Financial Corp................      238,500
      5,000  Bank of New York Co., Inc...............      136,875
      8,000  Golden State Bancorp, Inc.*.............      159,500
      5,000  Golden State Bancorp Warrants*..........       21,094
      5,000  Torchmark Corp..........................      179,690
                                                       -----------
                                                           909,409
                                                       -----------
BASIC MATERIALS (4.0%)
      4,000  Ashland, Inc............................      185,000
      9,200  Johns Manville Corp.....................      104,650
                                                       -----------
                                                           289,650
                                                       -----------
BUSINESS SERVICES (0.4%)
     40,000  StarBase Corp.*.........................       31,250
                                                       -----------
COMMUNICATIONS (10.2%)
      9,860  Alcatel ADR.............................      167,620
     14,000  Cincinnati Bell, Inc....................      364,000
      6,000  COMSAT Corp.............................      211,500
                                                       -----------
                                                           743,120
                                                       -----------
CONSUMER PRODUCTS (2.0%)
      6,000  United Stationers, Inc.*................      143,250
                                                       -----------
CONTAINERS AND PACKAGING (2.8%)
      4,800  Owens-Illinois, Inc.*...................      120,000
     10,000  Stone Container Corp.*..................       86,250
                                                       -----------
                                                           206,250
                                                       -----------
ELECTRONIC EQUIPMENT AND COMPONENTS (2.0%)
      6,000  Raychem Corp............................      146,250
                                                       -----------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
ENERGY (3.0%)
     14,000  USEC, Inc.*.............................  $   216,125
                                                       -----------
ENERGY EXPLORATION AND DISTRIBUTION (2.0%)
     11,000  Ocean Energy, Inc.*.....................      144,375
                                                       -----------
FINANCIAL SERVICES (1.2%)
      2,000  Chase Manhattan Corp....................       86,500
                                                       -----------
HEALTH CARE (6.9%)
      3,000  Perkin-Elmer Corp.......................      206,062
      8,000  Quorum Health Group, Inc.*..............      130,000
      3,000  Wellpoint Health Networks Inc.*.........      168,188
                                                       -----------
                                                           504,250
                                                       -----------
INDUSTRIAL AND COMMERCIAL MACHINERY (9.8%)
      5,000  Allied-Signal Inc.......................      176,875
      7,500  Applied Power Inc.......................      204,845
      4,000  Ingersoll-Rand Co.......................      151,750
      5,000  Rockwell International Corp.............      180,625
                                                       -----------
                                                           714,095
                                                       -----------
INDUSTRIAL TECHNOLOGIES (1.4%)
     30,000  Safety-Kleen Corp.*.....................       99,375
                                                       -----------
RETAIL (3.9%)
      4,000  Fred Meyer, Inc.*.......................      155,500
     11,000  KMart Corp.*............................      131,314
                                                       -----------
                                                           286,814
                                                       -----------
TECHNOLOGY (9.4%)
      6,000  Autodesk Inc............................      157,500
    100,000  Communication Intelligence*.............       59,380
     15,000  National Semiconductor Corp.*...........      145,313
      4,000  Sun Microsystems, Inc.*.................      199,250
      1,500  Xerox Corp..............................      127,125
                                                       -----------
                                                           688,568
                                                       -----------
UTILITIES (3.1%)
      5,000  Montana Power Co........................      223,437
                                                       -----------
TOTAL COMMON STOCK (COST $6,923,034).................  $ 5,754,933
                                                       -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
SHORT-TERM HOLDINGS (21.0%)
CASH MANAGEMENT ACCOUNTS (1.4%)
   $104,256  Forum Daily Assets Cash Fund
              (Cost $104,256)........................  $   104,256
                                                       -----------
COMMERCIAL PAPER (8.6%)
    100,000  Countrywide Credit Industries, 5.53%,
              10/1/98................................      100,000
    150,000  Ford Motor Credit Co., 5.32%, 10/2/98...      149,978
    150,000  GMAC, 5.31%, 10/2/98....................      149,978
    130,000  General Electric Capital Corp., 5.30%,
              10/5/98................................      129,921
    100,000  Merrill Lynch & Co., Inc., 5.61%,
              10/1/98................................      100,000
                                                       -----------
TOTAL COMMERCIAL PAPER (COST $629,877)...............  $   629,877
                                                       -----------

   FACE
  AMOUNT/                    SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 DISCOUNT NOTES (2.1%)
   $150,000  5.18%, 10/9/98 (Cost $149,830)..........  $   149,830
                                                       -----------
TREASURY BILLS (8.9%)
    150,000  4.82%, 10/1/98..........................      150,000
    150,000  5.13%, 10/15/98.........................      149,708
    350,000  4.52%, 10/22/98.........................      349,095
                                                       -----------
TOTAL TREASURY BILLS (COST $648,803).................  $   648,803
                                                       -----------
TOTAL SHORT-TERM HOLDINGS (COST $1,532,766)..........  $ 1,532,766
                                                       -----------
TOTAL INVESTMENTS (100.0%) (COST $8,455,800).........  $ 7,287,699
                                                       -----------
                                                       -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SMALL CAP     LARGE CAP
                                                               VALUE FUND   VALUE FUND   VALUE FUND
                                                              ------------  -----------  -----------
ASSETS:
    Investments (Note 2)
        Investments at cost.................................  $196,742,369  $10,887,293  $ 8,455,800
        Net unrealized appreciation (depreciation)..........   (14,263,634)      56,480   (1,168,101)
                                                              ------------  -----------  -----------
    Total investments at value..............................   182,478,735   10,943,773    7,287,699
    Cash....................................................            --       92,207           --
    Receivable from Adviser.................................            --       11,082        8,941
    Receivable for securities sold..........................     2,974,895           --           --
    Receivable for Fund shares sold.........................        89,622       36,000        1,000
    Interest, dividends and other receivables...............       110,052        7,671       21,750
    Organization costs, net.................................        34,764           --       25,581
                                                              ------------  -----------  -----------
Total assets................................................   185,688,068   11,090,733    7,344,971
                                                              ------------  -----------  -----------
LIABILITIES:
    Dividends payable.......................................           235           --           --
    Payable for securities purchased........................     6,204,726      399,547      178,774
    Payable for Fund shares redeemed........................        38,416           --        2,500
    Payable to Adviser......................................       133,375           --           --
    Payable to Administrator................................        13,295        2,554        2,083
    Payable to Custodian....................................         2,653           --        1,170
    Accrued fees and other expenses.........................       120,341       20,871       44,148
                                                              ------------  -----------  -----------
Total liabilities...........................................     6,513,041      422,972      228,675
                                                              ------------  -----------  -----------
NET ASSETS..................................................  $179,175,027  $10,667,761  $ 7,116,296
                                                              ------------  -----------  -----------
                                                              ------------  -----------  -----------
COMPONENTS OF NET ASSETS:
    Paid in capital.........................................  $197,659,652  $10,620,370  $ 8,459,649
    Undistributed net investment income.....................            --       14,671       19,876
    Net unrealized appreciation (depreciation)..............   (14,263,634)      56,480   (1,168,101)
    Accumulated undistributed net realized loss.............    (4,220,991)     (23,760)    (195,128)
                                                              ------------  -----------  -----------
NET ASSETS..................................................  $179,175,027  $10,667,761  $ 7,116,296
                                                              ------------  -----------  -----------
                                                              ------------  -----------  -----------
NET ASSETS BY SHARE CLASS
    Investor Shares.........................................  $130,928,821  $10,667,761  $ 7,116,296
    Institutional Shares....................................    48,246,206           --           --
                                                              ------------  -----------  -----------
NET ASSETS..................................................  $179,175,027  $10,667,761  $ 7,116,296
                                                              ------------  -----------  -----------
                                                              ------------  -----------  -----------
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Investor Shares.........................................     9,617,646    1,064,174      762,934
    Institutional Shares....................................     3,516,391           --           --
                                                              ------------  -----------  -----------
                                                              ------------  -----------  -----------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE) PER SHARE
    Investor Shares.........................................  $      13.61  $     10.02  $      9.33
    Institutional Shares....................................         13.72           --           --
                                                              ------------  -----------  -----------
                                                              ------------  -----------  -----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                SMALL CAP    LARGE CAP
                                                               VALUE FUND    VALUE FUND  VALUE FUND
                                                              -------------  ----------  -----------
                                                               YEAR ENDED         PERIOD ENDED
                                                              SEPTEMBER 30,       SEPTEMBER 30,
                                                                  1998              1998 (a)
                                                              -------------  -----------------------
INVESTMENT INCOME:
    Dividend income.........................................  $   1,132,104  $   8,884   $    50,169
    Interest income.........................................        904,574     18,130        48,713
                                                              -------------  ----------  -----------
Total investment income.....................................      2,036,678     27,014        98,882
                                                              -------------  ----------  -----------
EXPENSES:
    Investment advisory fees................................      1,434,005      6,174        39,465
    Shareholder services....................................        419,344      2,058        13,155
    Administration fees.....................................        190,232      2,554        18,414
    Transfer agent services.................................        202,963      3,487        24,969
    Professional services...................................         96,391      8,601        19,433
    Registration fees.......................................         69,967      3,034         9,449
    Accounting services.....................................         51,000      5,677        30,516
    Custody fees............................................         28,869        137         6,604
    Trustees fees and expenses..............................         19,235         --           519
    Amortization of organization costs......................         17,383         --         4,419
    Printing................................................         36,834        729           904
    Miscellaneous...........................................         38,910         29         1,780
                                                              -------------  ----------  -----------
Total expenses..............................................      2,605,133     32,480       169,627
                                                              -------------  ----------  -----------
    Expenses reimbursed and fees waived (Note 4)............        (17,897)   (20,137 )     (90,621)
                                                              -------------  ----------  -----------
    Net expenses............................................      2,587,236     12,343        79,006
                                                              -------------  ----------  -----------
NET INVESTMENT INCOME (LOSS)................................       (550,558)    14,671        19,876
                                                              -------------  ----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments sold...................     (3,867,578)   (23,760 )    (195,128)
    Net change in unrealized appreciation (depreciation)....    (39,373,134)    56,480    (1,168,101)
                                                              -------------  ----------  -----------
Net realized and unrealized gain (loss) on investments......    (43,240,712)    32,720    (1,363,229)
                                                              -------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (43,791,270) $  47,391   $(1,343,353)
                                                              -------------  ----------  -----------
                                                              -------------  ----------  -----------

(a) See Note 1 of Notes to Financial Statements for commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                              LARGE CAP
                                                                  SMALL CAP VALUE FUND       VALUE FUND     VALUE FUND
                                                              ----------------------------  -------------  -------------
                                                               YEAR ENDED     YEAR ENDED    PERIOD ENDED   PERIOD ENDED
                                                              SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                                                  1998           1997         1998 (a)       1998 (a)
                                                              -------------  -------------  -------------  -------------
NET ASSETS--BEGINNING OF PERIOD.............................  $ 144,000,755  $  45,384,710             --  $       100
                                                              -------------  -------------  -------------  -------------
OPERATIONS:
    Net investment income (loss)............................       (550,558)      (476,883)        14,671       19,876
    Net realized gain (loss) on investments sold............     (3,867,578)     9,079,299        (23,760)    (195,128)
    Net change in unrealized appreciation (depreciation)....    (39,373,134)    20,662,630         56,480   (1,168,101)
                                                              -------------  -------------  -------------  -------------
        Net increase (decrease) in net assets resulting from
         operations.........................................    (43,791,270)    29,265,046         47,391   (1,343,353)
                                                              -------------  -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments--Investor Shares.......     (7,725,721)    (3,073,364)            --           --
    Return of capital--Investor Shares......................       (212,312)            --             --           --
                                                              -------------  -------------  -------------  -------------
        Net decrease in net assets resulting from
         distributions......................................     (7,938,033)    (3,073,364)            --           --
                                                              -------------  -------------  -------------  -------------
CAPITAL SHARE TRANSACTIONS:
    Sale of shares--Investor Shares.........................     86,883,053     78,761,282     10,620,370   11,976,249
    Sale of shares--Institutional Shares....................     64,007,466             --             --           --
    Reinvestment of distributions--Investor Shares..........      7,442,799      3,008,999             --           --
    Redemption of shares--Investor Shares...................    (67,420,738)    (9,345,918)            --   (3,516,700)
    Redemption of shares--Institutional Shares..............     (4,009,005)            --             --           --
                                                              -------------  -------------  -------------  -------------
        Net increase from capital transactions..............     86,903,575     72,424,363     10,620,370    8,459,549
                                                              -------------  -------------  -------------  -------------
        Net increase........................................     35,174,272     98,616,045     10,667,761    7,116,196
                                                              -------------  -------------  -------------  -------------
NET ASSETS--END OF PERIOD...................................  $ 179,175,027  $ 144,000,755  $  10,667,761  $ 7,116,296
                                                              -------------  -------------  -------------  -------------
                                                              -------------  -------------  -------------  -------------
Accumulated undistributed net investment income.............  $          --  $          --  $      14,671  $    19,876
                                                              -------------  -------------  -------------  -------------
                                                              -------------  -------------  -------------  -------------

                                                                 SHARES         SHARES         SHARES         SHARES
                                                              -------------  -------------  -------------  -------------
CAPITAL SHARE TRANSACTIONS:
    Sale of shares--Investor Shares.........................      5,036,141      5,232,267      1,064,174    1,103,650
    Sale of shares--Institutional Shares....................      3,750,486             --             --           --
    Reinvestment of distributions--Investor Shares..........        473,135        221,739             --           --
    Redemption of shares--Investor Shares...................     (4,034,611)      (620,752)            --     (340,726)
    Redemption of shares--Institutional Shares..............       (234,095)            --             --           --
                                                              -------------  -------------  -------------  -------------
    Net increase in shares..................................      4,991,056      4,833,254      1,064,174      762,924
                                                              -------------  -------------  -------------  -------------
                                                              -------------  -------------  -------------  -------------

(a) See Note 1 of Notes to Financial Statements for commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                              SMALL CAP VALUE FUND
                                                          ------------------------------------------------------------
                                                                                                        INSTITUTIONAL
                                                                        INVESTOR SHARES                     SHARES
                                                          --------------------------------------------  --------------
                                                           YEAR ENDED     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
                                                              1998           1997            1996          1998 (a)
                                                          -------------  -------------  --------------  --------------
Net asset value, beginning of period....................   $   17.68      $   13.71      $   10.00       $   15.99
                                                          -------------  -------------     -------         -------
Investment Operations
    Net investment income (loss)........................       (0.06)         (0.06)         (0.02)           0.01
    Net realized and unrealized gain (loss) on
     investments........................................       (3.15)          4.89           3.73           (2.28)
                                                          -------------  -------------     -------         -------
Total from Investment Operations........................       (3.21)          4.83           3.71           (2.27)
                                                          -------------  -------------     -------         -------
Distributions from
    Net investment income...............................          --             --             --(b)           --
    Net realized gain on investments....................       (0.84)         (0.86)            --              --
    Return of capital...................................       (0.02)            --             --              --
                                                          -------------  -------------     -------         -------
Total distributions.....................................       (0.86)         (0.86)            --              --
                                                          -------------  -------------     -------         -------
Net asset value, end of period..........................   $   13.61      $   17.68      $   13.71       $   13.72
                                                          -------------  -------------     -------         -------
                                                          -------------  -------------     -------         -------
Total Return............................................      (18.81)%        37.14 %        37.15 %        (14.20)%

Ratio/Supplementary Data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver............        1.38 %         1.50 %         1.49 %          1.15 %(c)
    Expenses, excluding reimbursement/waiver............        1.38 %         1.50 %         1.98 %          1.23 %(c)
    Net investment income (loss), including
     reimbursement/waiver...............................       (0.34)%        (0.56)%        (0.40)%          0.08 %(c)
Average commission rate (d).............................   $  0.0539      $  0.0560      $  0.0467       $  0.0539
Portfolio turnover rate.................................       57.32 %        98.91 %       111.18 %         57.32 %
Net assets at end of period (000's omitted).............   $ 130,929      $ 144,001      $  45,385       $  48,246

(a)See Note 1 of Notes to Financial Statements for commencement of operations.
(b) Less than $0.01 per share.
(c) Annualized.
(d) Amount represents the average commission per share, paid to brokers, on the purchase and sale of equity securities on which commissions are charged.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                                       LARGE CAP VALUE
                                                                                            FUND          VALUE FUND
                                                                                       ---------------  ---------------
                                                                                       INVESTOR SHARES  INVESTOR SHARES
                                                                                       ---------------  ---------------
                                                                                        PERIOD ENDED     PERIOD ENDED
                                                                                        SEPTEMBER 30,    SEPTEMBER 30,
                                                                                          1998 (a)         1998 (a)
                                                                                       ---------------  ---------------
Net asset value, beginning of period.................................................    $   10.00        $   10.00
                                                                                           -------          -------
Investment Operations
    Net investment income............................................................         0.01             0.03
    Net realized and unrealized gain (loss) on investments...........................         0.01           (0.70)
                                                                                           -------          -------
Total from Investment Operations.....................................................         0.02           (0.67)
                                                                                           -------          -------
Distributions from
    Net investment income............................................................           --               --
    Net realized gain on investments.................................................           --               --
                                                                                           -------          -------
Total distributions..................................................................           --               --
                                                                                           -------          -------
Net asset value, end of period.......................................................    $   10.02        $    9.33
                                                                                           -------          -------
                                                                                           -------          -------
Total Return.........................................................................         0.20%           (6.70)%

Ratio/Supplementary Data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver.........................................         1.50%(b)         1.50%(b)
    Expenses, excluding reimbursement/waiver.........................................         3.95%(b)         3.22%(b)
    Net investment income (loss), including reimbursement/waiver.....................         1.78%(b)         0.38%(b)
Average commission rate (c)..........................................................    $  0.0592        $  0.0522
Portfolio turnover rate..............................................................         6.98%          125.73%
Net assets at end of period (000's omitted)..........................................    $  10,668        $   7,116

(a) See Note 1 of Notes to Financial Statements for commencement of operations.
(b) Annualized.
(c) Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.  ORGANIZATION

The CRM Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has four active diversified investment portfolios. These financial statements relate to Small Cap Value Fund, Large Cap Value Fund and Value Fund (each a "Fund" and collectively the "Funds"), each of which issues Investor Shares, with the exception of Small Cap Value Fund, which, in addition, issues Institutional Shares. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest of $0.001 par value. The classes of each Fund and their date of commencement of operations are as follows:

Small Cap Value Fund (Investor Shares)................................   October 1, 1995
Small Cap Value Fund (Institutional Shares)...........................  January 27, 1998
Large Cap Value Fund (Investor Shares)................................   August 25, 1998
Value Fund (Investor Shares)..........................................   January 6, 1998

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

    SECURITY VALUATION--Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

    REALIZED GAIN AND LOSS--Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

    INTEREST AND DIVIDEND INCOME--Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders from net investment income are declared and paid at least annually by all Funds except Large Cap Value Fund, for which dividends representing the net

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    investment income are declared and paid at least quarterly. Distributions to shareholders from net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

    ORGANIZATION COSTS--The costs incurred by the Funds in connection with their organization and registration of shares prior to June 30, 1998, have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

    FEDERAL TAXES--Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Since the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Funds is Cramer Rosenthal McGlynn, LLC (the "Adviser"). The Adviser receives monthly, from each Fund, an advisory fee at an annual rate of 0.75% of the average daily net assets of each Fund. Prior to January 1, 1998, the Trust had an Investment Advisory Agreement with CRM Advisors, LLC, an affiliate of Cramer, Rosenthal, McGlynn, Inc., that was identical in all material terms including fees.

On behalf of each Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05% thereafter, subject to an annual minimum of $25,000. Prior to January 1, 1998, the Trust had an Administration Agreement with Forum Financial Services, Inc.-Registered Trademark- ("FFSI") pursuant to which FFSI received a monthly fee equal to the greater of an annual rate of 0.15% of the average daily net assets of each Fund or $40,000 per year.

Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $24,000 per year plus certain account and additional class charges. Prior to January 1, 1998, Forum Financial Corp.-Registered Trademark- ("FFC") served as the transfer agent and dividend disbursing agent, for which it was entitled to receive a fee of $12,000 per year plus certain shareholder account fees.

Pursuant to a separate Distribution Agreement, FFSI acts as distributor of the Funds' shares and is not paid any fee for its distribution services.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Effective January 1, 1998, Forum Accounting Services, LLC ("FAcS") serves as the fund accountant for each Fund. For these services, FAcS receives a fee of $36,000 per year per Fund, plus certain class charges and certain amounts based upon the number and types of portfolio transactions within each Fund. Prior to January 1, 1998, FFC served as the fund accountant of the Trust pursuant to the same terms and compensation as FAcS.

The Trust has adopted a Shareholder Servicing Plan which allows it to obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust pays shareholder servicing agents, including the Adviser, up to 0.25% of the average daily net assets of each Fund attributable to accounts for which the agent provides shareholder services.

Each Trustee, who was not an "affiliated person" as defined in the Act, received from the Fund an annual fee of $10,000 plus out of pocket expenses.

4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser and FAdS have voluntarily waived a portion of their fees and assumed certain expenses of the Funds. For the period ended September 30, 1998, fees waived and expenses reimbursed were as follows:

                                               SHAREHOLDER                EXPENSES     EXPENSES
                                  INVESTMENT    SERVICES     TRANSFER    REIMBURSED   REIMBURSED
                                 ADVISORY FEE      FEE       AGENT FEE   BY ADVISER     BY FADS      TOTAL
                                 ------------  -----------  -----------  -----------  -----------  ---------
Small Cap Value Fund--
 Institutional Shares..........   $       --    $      --    $      --    $      --    $  17,897   $  17,897
Large Cap Value Fund-- Investor
 Shares........................        6,174        2,058          823       11,082          897      20,137
Value Fund--Investor Shares....       39,465       13,155        5,262        8,941       23,798      90,621

5.  SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended September 30, 1998 were as follows:

                                                                 COST OF      PROCEEDS FROM
                                                                PURCHASES         SALES
                                                              --------------  --------------
Small Cap Value Fund........................................  $  172,846,815  $  102,512,866
Large Cap Value Fund........................................       6,017,745         303,171
Value Fund..................................................      14,344,488       7,226,326

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation as of September 30, 1998 were as follows:

                                                                             NET UNREALIZED
                                               UNREALIZED      UNREALIZED     APPRECIATION
                                 TAX COST     APPRECIATION    DEPRECIATION   (DEPRECIATION)
                              --------------  -------------  --------------  --------------
Small Cap Value Fund........  $  196,769,845  $  18,839,973  $  (33,131,083) $  (14,291,110)
Large Cap Value Fund........      10,887,293        250,826        (194,346)         56,480
Value Fund..................       8,486,553        183,532      (1,351,633)     (1,168,101)

6.  FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

INCOME DIVIDENDS -- All the income and any short term capital gain dividends paid by each Fund were ordinary income for federal income tax purposes. The percentage of qualifying dividends eligible for the corporate dividends received deduction was 53.33% and 100.00% for Large Cap Value Fund and Value Fund, respectively.

CAPITAL GAIN DIVIDENDS -- Small Cap Value Fund declared long term capital gain dividends and short term capital gain dividends of $2,698,138 and $5,027,583, respectively, for the fiscal year ended September 30, 1998.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHAREHOLDERS AND BOARD OF TRUSTEES
THE CRM FUNDS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of CRM Small Cap Value Fund, CRM Large Cap Value Fund and CRM Value Fund, three of the Series constituting The CRM Funds, as of September 30, 1998, the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods then ended as indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CRM Small Cap Value Fund, CRM Large Cap Value Fund and CRM Value Fund at September 30, 1998 and the results of their operations, changes in net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

White Plains, New York
November 6, 1998

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TRUSTEES
John E. Appelt
Fred M. Filoon
Louis Klein, Jr.
Clement C. Moore, II

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, New York 10604

ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

INDEPENDENT AUDITORS
Ernst & Young, LLP
One North Broadway
White Plains, NY 10601

INVESTOR INFORMATION: (800) CRM-2883
HTTP://WWW.CRMFUNDS.COM

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.

[RECYCLE LOGO] This report has been printed on recycled
paper.-------------------------------------------
-------------------------------------------
                                      CRM
                                     FUNDS

                                   SMALL CAP
                                   VALUE FUND

                                   LARGE CAP
                                   VALUE FUND

                                   VALUE FUND

                                Investor Shares
                                 ANNUAL REPORT

                               September 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CRM FUNDS
------------------------------------
------------------------------------

FUND INFORMATION:                    SHAREHOLDER ACCOUNT INFORMATION:
   Forum Financial Services, Inc.    Forum Shareholder Services, LLC
   Two Portland Square               P.O. Box 446
   Portland, Maine 04101             Portland, Maine 04112
   800-CRM-2883                      800-844-8258
   800-276-2883                      (207) 879-8910

--------------------------------------------------------------------------------

   ANNUAL REPORT                                              SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

Compared to market behavior for most of the last decade, this past year was marked by record volatility, leaving investors feeling they've been on a rocky ride, both in terms of daily and monthly fluctuations in global stock prices. As the market twisted and turned, the larger, more blue chip issues continued to significantly outpace the smaller stocks. This is evident in the S&P 500's advance of 9.06% and the Russell 2000 Index's decline of 18.89% for the period from October 1, 1997 through September 30, 1998.

By the end of the period, the spread between large cap stock performance and small cap stock performance stood at its widest since inception of these indices in 1979. This is a trend that we at CRM believe must correct and reverse itself over the next market cycle, swinging the pendulum towards small and medium size companies. During such a swing, our Value approach to investing will position the CRM Funds to take optimum advantage of this capital markets shift.

Although the situation is challenging to many portfolio managers, the increased volatility in the marketplace gives Value investors opportunities on which we can capitalize. To justify this optimism, let us summarize the salient points of our Value investment strategies:

    - we begin by the early identification of dynamic change in a company's operations

    - we focus on change that will improve a company's stock valuation

    - we conduct multi-level evaluations based on extensive research

    - we select stocks that have a greater upside potential than risk over an 18 to 24 month period

    - we strive to reduce downside risks while offering potential for capital appreciation

We hope that you view our track record since the inception of the first CRM Fund as a vindication of the Value approach to investing. Of course, it is our duty to remind you that past performance is no guarantee of future return.

The CRM Funds have accumulated approximately $200 million in assets since the inception of our first fund in October 1995--a remarkable success that proves that the investment community, from institutions to individual shareholders, has confidence in our Value approach to investing.

Our overall plan was to develop a family of funds that capitalized on investment strengths our firm has employed for over 25 years. As you know from our history, we have used the Value approach consistently, reinforcing it with our team decision-making process. As a result, our CRM Funds offer you, our shareholder, the benefits of the same approach used successfully with our individually managed clients, at the same time as we offer you exposure to more varied segments of the stock market.

If you have any questions or would like additional information about our no-load CRM Funds, including a prospectus, please call us at (800) CRM-2883. Read it carefully before you invest or send money. We thank you for your investment and look forward to helping you reach your investment goals.

Sincerely,
The CRM Funds            Cramer Rosenthal McGlynn, LLC

/s/ Fred M. Filoon             /s/ Ronald H. McGlynn          /s/ Jay B. Abramson
Fred M. Filoon                 Ronald H. McGlynn              Jay B. Abramson
President                      President                      Executive Vice President

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
AN INTERVIEW WITH RONALD MCGLYNN, JAY ABRAMSON AND SCOTT CHER
PORTFOLIO MANAGERS FOR THE CRM SMALL CAP VALUE FUND ("FUND")

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Q.  SCOTT, HOW DID THE SMALL CAP VALUE FUND PERFORM?
Since inception on January 2, 1998, the Fund's Institutional Shares had a cumulative total return of -14.20%, compared to a -16.63% return for the Lipper Small Cap Funds Average and -16.05% for the Russell 2000 Index.

Q.  WHAT WAS BEHIND THIS PERFORMANCE?
The market was propelled this year by the stocks of the very largest, blue-chip, companies and by those with the highest P/E ratios. Given our style of favoring companies that are overlooked, out-of-favor and typically with low P/E ratios, we were somewhat out of synch with the current market momentum. I believe that our very disciplined process of buying and selling securities led the Fund to outperform the Russell 2000, as measured since inception. This was during a time when small cap stocks in general trailed large cap stocks significantly.

Q.  RON, WILL YOU EXPLAIN YOUR INVESTMENT STRATEGY?
Sure. First, we search for companies undergoing some significant change, whether it's change in their products, management or the way they do business. These companies are often intrinsically undervalued or simply misunderstood by the investment community. Then our team examines every aspect of a company to determine why it is selling at what we consider to be substantially below its real worth. We weigh the many reasons companies may be selling for less than their real worth: companies may be early in their investment life cycle, don't have the track record, or don't have widespread Wall Street coverage. Based on this research, we make our investment decisions -- that is our Value approach to buying companies.

Q.  IS THAT THE WHOLE STORY?
That's about half of the process. The other half, which is equally important, is following a very disciplined sale criteria. When we buy a stock, we set target prices for where we believe the stock should be priced within a certain time period. When the stock reaches our target price, we sell. We monitor our holdings daily, but we don't change our target price unless there is a significant change in the stock's fundamentals.

Q.  JAY, WHAT IS YOUR OUTLOOK FOR THE NEXT YEAR?
As we enter the last quarter of this calendar year, the high P/E growth stocks continue to outperform Value stocks. Valuation levels for the overall market, and especially for the large capitalization growth stocks, are at historic peaks. More importantly, however, is the very distinct difference in performance across the various market capitalization of the market. The market is cyclical and history tells us that Value stocks, and small cap Value stocks in particular, are overdue for a period of outperformance. Regardless of the macro events, however, we feel that our Fund is comprised of good companies selling at unrealistically low valuation levels. And if there is one thing we at CRM have learned, it is the importance of sticking to our investment style -- which is summed up best in our Fund's name, Small Cap Value Fund.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH SEPTEMBER 30, 1998. THE MANAGERS' OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

--------------------------------------------------------------------------------

CRM MID CAP VALUE FUND
AN INTERVIEW WITH RONALD MCGLYNN, JAY ABRAMSON AND MICHAEL PROBER
PORTFOLIO MANAGERS FOR THE CRM MID CAP VALUE FUND ("FUND")

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Q.  MICHAEL, HOW DID THE FUND PERFORM?
The cumulative total return of the Fund's Institutional Shares since inception on January 2nd of this year through September 30, 1998 is -3.30%, compared to a -7.93% return for the Lipper Mid Cap Funds Average and -8.24% for the Russell MidCap Value Index.

Q.  HOW DID THIS PERFORMANCE OVER THE PERIOD COMPARE TO YOUR ORIGINAL
    EXPECTATIONS?
Nine months is too short a period on which to measure any expectations and certainly too short to compare the Fund's performance to the overall market. Over a market cycle, however, we expect to outperform the overall market and our specific benchmark.

Q.  RON, WHY DID CRM START A MID CAP FUND?
As we mentioned in our cover letter to shareholders, we wanted to develop a family of funds that capitalized on our firm's investment strengths that have been developed over 25 years. We started three years ago with a single fund emphasizing small cap companies; earlier this year we added a Mid Cap Value and Value. A few months ago we rounded out our product line with the Large Cap Value Fund. The impetus behind this diversification came from our shareholders, who told us they wanted greater exposure to more varied segments of the stock market.

Q.  IS MANAGING A MID CAP PRODUCT NEW TO CRM?
No, not at all. In fact, our firm has managed investments in small, medium and large capitalization companies for over 25 years. Some of us have called our strategy a "smidcap" Value style -- not all small, not all mid, but smid. In addition to our CRM Funds, we manage (as of September 30, 1998) over $3.6 billion for institutions, pension plans, endowments, foundations, and institutions, as well as family trusts, estates and individuals.

Q.  JAY, HOW IS THE FUND MANAGED?
In much the same way all our Funds are managed. First, we are Value investors, and our Value philosophy permeates our approach to every product we manage, including the funds. Our buy and sell criteria are the same for all funds, and the only real difference is the universe of companies from which we buy. For the Small Cap Value Fund, our universe is companies with market capitalizations of less than $1 billion. For Mid Cap Value, the universe is companies with market capitalizations of between $1 billion and $10 billion; Large Cap Value is greater than $10 billion; and Value is all market capitalizations.

Q.  WHAT IS THE OUTLOOK FOR VALUE INVESTING?
We try not to predict which particular style will be in favor with investors. Rather, as Ron outlined earlier, we stick to our philosophy of Value investing. It's true that over the last eighteen months or so the large-cap, growth investors have done better than the small and mid cap Value investors. But we continue to look for good companies that are underappreciated and will do well in all types of market conditions.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH SEPTEMBER 30, 1998. THE MANAGERS' OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following information compares a change in value of a $10,000 investment in the Institutional Shares of the Small Cap Value Fund ("Fund") with the performance of the Russell 2000 Index since inception (1/2/98). The Russell 2000 is an unmanaged capitalization weighted index of 2000 small capitalization U.S. companies and reflects the reinvestment of dividends. The index excludes the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

                 CRM SMALL CAP VALUE FUND VS RUSSELL 2000 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                               CRM SMALL CAP VALUE FUND INSTITUTIONAL SHARES  RUSSELL 2000 INDEX
12/31/97                                                                          $10,000.00          $10,000.00
1/31/98                                                                            $9,944.38           $9,847.70
2/28/98                                                                           $10,920.89          $10,586.11
3/31/98                                                                           $11,606.92          $11,030.94
4/30/98                                                                           $11,854.14          $11,091.53
5/31/98                                                                           $11,359.70          $10,496.47
6/30/98                                                                           $10,982.69          $10,526.51
7/31/98                                                                           $10,129.79           $9,666.92
8/31/98                                                                            $7,972.81           $7,792.50
9/30/98                                                                            $8,479.60           $8,395.44
INVESTMENT VALUE ON 9/30/98
CRM Small Cap Value Fund Institutional Shares                                         $8,480
Russell 2000 Index                                                                    $8,395
CUMULATIVE TOTAL RETURN
                                                                   SINCE INCEPTION ON 1/2/98
CRM Small Cap Value Fund Institutional Shares                                       (14.20%)
Russell 2000 Index                                                                  (16.05%)

The Fund is professionally managed while the index is unmanaged and is not available for investment. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following information compares a change in value of a $10,000 investment in the Institutional Shares of the CRM Mid Cap Value Fund ("Fund") with the performance of the Russell Mid Cap Index since inception (1/2/98). The Russell Mid Cap Index measures the performance of 800 of the smallest securities in the Russell 1000 Index, which is an unmanaged capitalization weighted index of 1000 large capitalization U.S. companies and reflects reinvestment of dividends. The index excludes the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

                CRM MID CAP VALUE FUND VS RUSSELL MID CAP INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                              CRM MID CAP VALUE FUND INSTITUTIONAL SHARES   RUSSELL MID CAP INDEX
12/31/97                                                                        $10,000.00              $10,000.00
1/31/98                                                                         $10,270.00               $9,801.80
2/28/98                                                                         $10,960.00              $10,553.13
3/31/98                                                                         $11,470.00              $11,039.71
4/30/98                                                                         $11,480.00              $11,055.36
5/31/98                                                                         $11,260.00              $10,696.62
6/30/98                                                                         $10,970.00              $10,828.63
7/31/98                                                                         $10,520.00              $10,305.82
8/31/98                                                                          $8,940.00               $8,643.49
9/30/98                                                                          $9,670.00               $9,175.98
INVESTMENT VALUE ON 9/30/98
CRM Mid Cap Value Fund Institutional Shares                                         $9,670
Russell Mid Cap Index                                                               $9,176
CUMULATIVE TOTAL RETURN
                                                                 SINCE INCEPTION ON 1/2/98
CRM Mid Cap Value Fund Institutional Shares                                        (3.30%)
Russell Mid Cap Index                                                              (8.24%)

The Fund is professionally managed while the index is unmanaged and is not available for investment. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    FACE
  AMOUNT/                           SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
COMMON STOCK (84.8%)
AUTOMOTIVE PARTS AND EQUIPMENT (0.8%)
     105,000  Safety Components International, Inc.*...............  $   1,391,250
                                                                     -------------
BANKING AND FINANCIAL (4.8%)
     174,000  Golden State Bancorp, Inc.*..........................      3,455,657
     266,700  PBOC Holdings, Inc.*.................................      2,933,700
     126,000  Pilgrim America Capital Corp.*.......................      2,409,750
                                                                     -------------
                                                                         8,799,107
                                                                     -------------
BUILDING AND CONSTRUCTION (3.1%)
     235,600  Morrison Knudsen Corp.*..............................      2,532,700
     257,200  Walter Industries, Inc.*.............................      3,198,927
                                                                     -------------
                                                                         5,731,627
                                                                     -------------
BUILDING MATERIALS (1.0%)
     208,500  Dal-Tile International, Inc.*........................      1,889,530
                                                                     -------------
BUSINESS SERVICES (7.3%)
     137,000  BTG, Inc.*...........................................        924,750
     505,300  Caribiner International, Inc.*.......................      4,295,050
     350,700  LGS Group, Inc.*.....................................      2,883,735
     169,800  World Color Press, Inc.*.............................      5,263,800
                                                                     -------------
                                                                        13,367,335
                                                                     -------------
COMMUNICATIONS (6.9%)
     262,300  COMSAT Corp..........................................      9,246,075
     100,000  Young Broadcasting Corp.*............................      3,400,000
                                                                     -------------
                                                                        12,646,075
                                                                     -------------
CONSUMER CYCLICALS (2.3%)
     480,000  Loews Cineplex Entertainment*........................      4,140,000
                                                                     -------------
CONSUMER PRODUCTS (5.5%)
     195,300  Gibson Greetings, Inc.*..............................      3,967,030
     129,300  Nutramax Products, Inc.*.............................        743,475
     223,876  United Stationers, Inc.*.............................      5,345,040
                                                                     -------------
                                                                        10,055,545
                                                                     -------------
DIVERSIFIED INDUSTRIES (0.8%)
      70,000  Elsag Bailey Process Automation N.V*.................      1,474,375
                                                                     -------------

    FACE
  AMOUNT/                           SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
ELECTRONIC EQUIPMENT AND COMPONENTS (3.3%)
     234,600  BMC Industries, Inc..................................  $   1,407,600
     238,000  CommScope, Inc.*.....................................      2,751,875
     245,800  Glenayre Technologies, Inc.*.........................      1,782,050
                                                                     -------------
                                                                         5,941,525
                                                                     -------------
ENERGY EXPLORATION AND DISTRIBUTION (8.6%)
     634,500  EEX Corp.*...........................................      3,093,190
     160,000  Equitable Resources, Inc.............................      4,070,000
     101,600  Getty Properties Corp................................      1,422,400
     184,400  Nuevo Energy Co.*....................................      3,895,450
     245,700  Ocean Energy, Inc.*..................................      3,224,815
                                                                     -------------
                                                                        15,705,855
                                                                     -------------
FINANCIAL SERVICES (2.7%)
     331,800  Richmond County Financial Corp.......................      4,977,000
                                                                     -------------
HEALTH CARE (4.7%)
     101,600  Acuson Corp.*........................................      1,733,550
     147,400  Bindley Western Industries, Inc......................      4,864,200
       7,900  CONMED Corp.*........................................        180,710
      94,500  Integrated Health Services, Inc......................      1,588,780
      52,166  Medical Resources, Inc.*.............................        133,675
                                                                     -------------
                                                                         8,500,915
                                                                     -------------
INDUSTRIAL AND COMMERCIAL MACHINERY (1.2%)
       1,400  EG&G, Inc............................................         31,675
     151,400  Hussmann International, Inc..........................      2,147,990
                                                                     -------------
                                                                         2,179,665
                                                                     -------------
INDUSTRIAL TECHNOLOGIES (4.1%)
   1,069,200  Safety-Kleen Corp.*..................................      3,541,725
     239,500  UNOVA, Inc.*.........................................      3,936,780
                                                                     -------------
                                                                         7,478,505
                                                                     -------------
METAL INDUSTRIES (3.9%)
     224,000  Oregon Steel Mills, Inc..............................      2,632,000
      75,000  Schnitzer Steel Industries, Inc......................      1,125,000
     254,300  WHX Corp.*...........................................      3,274,110
                                                                     -------------
                                                                         7,031,110
                                                                     -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FACE AMOUNT/                        SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
REAL ESTATE (4.3%)
     208,900  Insignia Financial Group, Inc.-- Class A*............  $   2,062,885
     139,267  Insignia/ESG Holdings, Inc.*.........................      1,601,570
     196,600  SL Green Realty Corp.................................      4,128,600
                                                                     -------------
                                                                         7,793,055
                                                                     -------------
RETAIL (7.0%)
     105,000  Fred Meyer, Inc.*....................................      4,081,875
     226,200  Shopko Stores, Inc.*.................................      7,351,500
     236,800  Sunglass Hut International, Inc.*....................      1,361,600
                                                                     -------------
                                                                        12,794,975
                                                                     -------------
TECHNOLOGY (8.0%)
     187,500  ChoicePoint, Inc.*...................................      9,023,440
     197,600  GTECH Holdings Corp.*................................      5,248,750
      49,700  Silicon Valley Group*................................        397,600
                                                                     -------------
                                                                        14,669,790
                                                                     -------------
TRANSPORTATION EQUIPMENT (4.0%)
     174,800  Gencorp, Inc.........................................      3,364,900
     222,500  Mascotech, Inc.......................................      4,005,000
                                                                     -------------
                                                                         7,369,900
                                                                     -------------
UTILITIES (0.5%)
      46,400  Washington Water Power Co............................        919,300
                                                                     -------------
TOTAL COMMON STOCK (COST $169,120,073).............................  $ 154,856,439
                                                                     -------------
SHORT-TERM HOLDINGS (15.2%)
CASH MANAGEMENT ACCOUNTS (0.1%)
     148,589  Forum Daily Assets Cash Fund (Cost $148,589).........        148,589
                                                                     -------------
FACE AMOUNT/                        SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------

COMMERCIAL PAPER (7.4%)
   1,500,000  Dupont Corp., 5.30%, 10/9/98.........................  $   1,498,233
   1,000,000  Ford Motor Credit Co., 5.32%, 10/2/98................        999,852
   1,500,000  Ford Motor Credit Co., 5.22%, 10/6/98................      1,498,913
   2,000,000  GE Capital Corporation, 5.31%, 10/5/98...............      1,998,822
   2,500,000  GMAC, 5.31%, 10/2/98.................................      2,499,631
   1,000,000  Georgia Power Company, 5.37%, 10/5/98................        999,403
   1,000,000  IBM Credit Corp., 5.35%, 10/7/98.....................        999,108
   1,500,000  Lucent Technologies, Inc., 5.45%, 10/1/98............      1,500,000
     500,000  Merrill Lynch, 5.50%, 10/1/98........................        500,000
     500,000  Merrill Lynch, 5.50%, 11/3/98........................        497,479
     500,000  Merrill Lynch, 5.50%, 1/4/99.........................        492,744
                                                                     -------------
TOTAL COMMERCIAL PAPER (COST $13,484,185)..........................  $  13,484,185
                                                                     -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 DISCOUNT NOTES (4.4%)
   2,000,000  5.47%, 10/2/98.......................................      1,999,701
   2,500,000  5.18%, 10/5/98.......................................      2,498,583
   3,500,000  5.18%, 10/9/98.......................................      3,496,033
                                                                     -------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
DISCOUNT NOTES (COST $7,994,317)...................................  $   7,994,317
                                                                     -------------
U.S. TREASURY BILLS (3.3%)
   3,500,000  3.91%, 10/1/98.......................................      3,500,000
   2,500,000  5.05%, 10/15/98......................................      2,495,205
                                                                     -------------
TOTAL U.S. TREASURY BILLS (COST $5,995,205)........................  $   5,995,205
                                                                     -------------
SHORT-TERM HOLDINGS (COST $27,622,296).............................  $  27,622,296
                                                                     -------------
TOTAL INVESTMENTS (100.0%) (COST $196,742,369).....................  $ 182,478,735
                                                                     -------------
                                                                     -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FACE AMOUNT/                        SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
COMMON STOCK (85.7%)
AUTOMOTIVE PARTS AND EQUIPMENT (4.2%)
       7,500  Safety Components International, Inc.*...............  $      99,375
       4,200  Snap-On, Inc.........................................        129,414
                                                                     -------------
                                                                           228,789
                                                                     -------------
BANKING AND FINANCIAL (11.1%)
       2,600  Allmerica Financial Corp.............................        155,025
       4,900  Golden State Bancorp, Inc.*..........................         97,694
       3,200  Golden State Bancorp Warrants*.......................         13,500
      10,600  John Hancock Bank and Thrift Opportunity Fund........        112,625
       8,400  Sovereign Bancorp, Inc...............................        111,825
       3,300  Torchmark Corp.......................................        118,590
                                                                     -------------
                                                                           609,259
                                                                     -------------
COMMUNICATIONS (8.0%)
       9,100  Cincinnati Bell, Inc.................................        236,600
       5,600  COMSAT Corp..........................................        197,400
                                                                     -------------
                                                                           434,000
                                                                     -------------
CONSUMER PRODUCTS (2.8%)
       6,400  United Stationers, Inc.*.............................        152,800
                                                                     -------------
CONTAINERS AND PACKAGING (2.7%)
       5,900  Owens-Illinois, Inc.*................................        147,500
                                                                     -------------
ELECTRONIC EQUIPMENT AND COMPONENTS (3.6%)
       3,500  Raychem Corp.........................................         85,314
       2,900  Thomas & Betts Corp..................................        110,382
                                                                     -------------
                                                                           195,696
                                                                     -------------
ENERGY (7.0%)
       3,300  Columbia Energy Group................................        193,460
      12,000  USEC, Inc.*..........................................        185,250
                                                                     -------------
                                                                           378,710
                                                                     -------------
ENERGY EXPLORATION AND DISTRIBUTION (7.4%)
      28,400  EEX Corp.*...........................................        138,453
       4,700  Equitable Resources, Inc.............................        119,557
      11,010  Ocean Energy, Inc.*..................................        144,507
                                                                     -------------
                                                                           402,517
                                                                     -------------

FACE AMOUNT/                        SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
HEALTH CARE (6.2%)
       6,200  Quorum Health Group, Inc.*...........................  $     100,750
       1,800  Perkin-Elmer Corp....................................        123,639
       2,000  Wellpoint Health Networks Inc........................        112,126
                                                                     -------------
                                                                           336,515
                                                                     -------------
INDUSTRIAL AND COMMERCIAL MACHINERY (5.4%)
       3,500  Applied Power Inc....................................         95,595
       6,300  Hussmann International, Inc..........................         89,381
       2,800  Ingersoll-Rand Co....................................        106,226
                                                                     -------------
                                                                           291,202
                                                                     -------------
INDUSTRIAL TECHNOLOGIES (3.7%)
      31,500  Safety-Kleen Corp.*..................................        104,345
       5,800  UNOVA, Inc.*.........................................         95,339
                                                                     -------------
                                                                           199,684
                                                                     -------------
REAL ESTATE (3.2%)
       3,360  New Plan Excel Realty Trust..........................         78,331
       5,100  TrizecHahn Corp......................................         95,625
                                                                     -------------
                                                                           173,956
                                                                     -------------
RETAIL (3.4%)
       2,600  Fred Meyer, Inc.*....................................        101,075
       7,100  KMart Corp.*.........................................         84,755
                                                                     -------------
                                                                           185,830
                                                                     -------------
TECHNOLOGY (8.3%)
       2,900  ChoicePoint Inc.*....................................        139,560
       6,200  General Instrument Corp.*............................        134,075
       6,800  GTECH Holdings Corp.*................................        180,625
                                                                     -------------
                                                                           454,260
                                                                     -------------
UTILITIES (8.7%)
       2,640  MarketSpan Corp......................................         75,735
       6,100  Montana Power Co.....................................        272,590
       4,812  Sempra Energy........................................        125,410
                                                                     -------------
                                                                           473,735
                                                                     -------------
TOTAL COMMON STOCK (COST $5,351,861)...............................  $   4,664,453
                                                                     -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FACE AMOUNT/                        SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
SHORT-TERM HOLDINGS (14.3%)
CASH MANAGEMENT ACCOUNTS (5.1%)
     277,540  Forum Daily Assets Cash Fund.........................  $     277,540
         277  Forum Daily Assets Government Obligations Fund.......            277
                                                                     -------------
TOTAL CASH MANAGEMENT ACCOUNTS
 (COST $277,817)...................................................  $     277,817
                                                                     -------------
COMMERCIAL PAPER (5.6%)
     100,000  Ford Motor Credit Co., 5.32%, 10/2/98................         99,985
     100,000  General Electric Capital Corp., 5.30%, 10/5/98.......         99,939
     100,000  Lucent Technologies, Inc., 5.45%, 10/1/98............        100,000
                                                                     -------------
TOTAL COMMERCIAL PAPER (COST $299,924).............................  $     299,924
                                                                     -------------
FACE AMOUNT/                        SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 DISCOUNT NOTES (1.8%)
     100,000  5.18%, 10/9/98 (Cost $99,887)........................  $      99,887
                                                                     -------------
TREASURY BILLS (1.8%)
     100,000  4.00%, 10/1/98 (Cost $100,000).......................        100,000
                                                                     -------------
TOTAL SHORT-TERM HOLDINGS (COST $777,628)..........................  $     777,628
                                                                     -------------
TOTAL INVESTMENTS (100.0%) (COST $6,129,489).......................  $   5,442,081
                                                                     -------------
                                                                     -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      SMALL CAP     MID CAP VALUE
                                                     VALUE FUND         FUND
                                                    -------------   -------------
ASSETS:
    Investments (Note 2)
      Investments at cost.........................  $ 196,742,369   $  6,129,489
      Net unrealized depreciation.................    (14,263,634)      (687,408)
                                                    -------------   -------------
    Total investments at value....................    182,478,735      5,442,081
    Cash..........................................             --             --
    Receivable from Advisor.......................             --         78,197
    Receivable for securities sold................      2,974,895             --
    Receivable for Fund shares sold...............         89,622             --
    Interest, dividends and other receivables.....        110,052          5,026
    Organization costs, net.......................         34,764         25,581
                                                    -------------   -------------
Total assets......................................    185,688,068      5,550,885
                                                    -------------   -------------
                                                    -------------   -------------
LIABILITIES:
    Dividends payable.............................            235             --
    Payable for securities purchased..............      6,204,726         99,887
    Payable for Fund shares redeemed..............         38,416             --
    Payable to Advisor............................        133,375             --
    Payable to Administrator......................         13,295          2,083
    Payable to Custodian..........................          2,653            830
    Accrued fees and other expenses...............        120,341        109,803
                                                    -------------   -------------
Total liabilities.................................      6,513,041        212,603
                                                    -------------   -------------
NET ASSETS........................................  $ 179,175,027   $  5,338,282
                                                    -------------   -------------
                                                    -------------   -------------
COMPONENTS OF NET ASSETS:
    Paid in capital...............................  $ 197,659,652   $  5,969,486
    Undistributed net investment income...........             --         28,981
    Net unrealized depreciation...................    (14,263,634)      (687,408)
    Accumulated undistributed net realized gain
      (loss)......................................     (4,220,991)        27,223
                                                    -------------   -------------
NET ASSETS........................................  $ 179,175,027   $  5,338,282
                                                    -------------   -------------
                                                    -------------   -------------
NET ASSETS BY SHARE CLASS
    Investor Shares...............................  $ 130,928,821   $         --
    Institutional Shares..........................     48,246,206      5,338,282
                                                    -------------   -------------
    NET ASSETS....................................  $ 179,175,027   $  5,338,282
                                                    -------------   -------------
                                                    -------------   -------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Investor Shares...............................      9,617,646             --
    Institutional Shares..........................      3,516,391        552,149
                                                    -------------   -------------
                                                    -------------   -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE)
 PER SHARE
    Investor Shares...............................  $       13.61   $         --
    Institutional Shares..........................          13.72           9.67
                                                    -------------   -------------
                                                    -------------   -------------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     SMALL CAP VALUE
                                                           FUND            MID CAP VALUE FUND
                                                    ------------------   ----------------------

                                                        YEAR ENDED            PERIOD ENDED
                                                      SEPTEMBER 30,          SEPTEMBER 30,
                                                           1998                 1998 (a)
                                                    ------------------   ----------------------
INVESTMENT INCOME:
    Dividend income...............................     $  1,132,104            $  43,729
    Interest income...............................          904,574               25,038
                                                    ------------------        ----------
Total investment income...........................        2,036,678               68,767
                                                    ------------------        ----------
EXPENSES:
    Investment advisory fees......................        1,434,005               25,934
    Shareholder services..........................          419,344                   --
    Administration fees...........................          190,232               18,414
    Transfer agent services.......................          202,963               20,075
    Professional services.........................           96,391               18,997
    Registration fees.............................           69,967               17,917
    Accounting services...........................           51,000               28,516
    Custody fees..................................           28,869                5,505
    Trustees fees and expenses....................           19,235                  325
    Amortization of organization costs............           17,383                4,419
    Printing......................................           36,834                2,384
    Miscellaneous.................................           38,910                1,431
                                                    ------------------        ----------
Total expenses....................................        2,605,133              143,917
                                                    ------------------        ----------
    Expenses reimbursed and fees waived (Note
      4)..........................................          (17,897)            (104,131)
                                                    ------------------        ----------
Net expenses......................................        2,587,236               39,786
                                                    ------------------        ----------
NET INVESTMENT INCOME (LOSS)......................         (550,558)              28,981
                                                    ------------------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
    Net realized gain (loss) on investments
      sold........................................       (3,867,578)              27,223
    Net change in unrealized depreciation.........      (39,373,134)            (687,408)
                                                    ------------------        ----------
Net realized and unrealized loss on investments...      (43,240,712)            (660,185)
                                                    ------------------        ----------
DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................     $(43,791,270)           $(631,204)
                                                    ------------------        ----------
                                                    ------------------        ----------

(a) See Note 1 of Notes to Financial Statements for commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             SMALL CAP VALUE FUND             MID CAP VALUE FUND
                                                    ---------------------------------------   ------------------
                                                        YEAR ENDED           YEAR ENDED          PERIOD ENDED
                                                      SEPTEMBER 30,        SEPTEMBER 30,        SEPTEMBER 30,
                                                           1998                 1997               1998 (a)
                                                    ------------------   ------------------   ------------------
NET ASSETS--BEGINNING OF PERIOD...................     $144,000,755         $ 45,384,710          $      100
                                                    ------------------   ------------------   ------------------
OPERATIONS:
    Net investment income (loss)..................         (550,558)            (476,883)             28,981
    Net realized gain (loss) on investments
      sold........................................       (3,867,578)           9,079,299              27,223
    Net change in unrealized appreciation
      (depreciation)..............................      (39,373,134)          20,662,630            (687,408)
                                                    ------------------   ------------------   ------------------
        Net increase (decrease) in net assets
          resulting from operations...............      (43,791,270)          29,265,046            (631,204)
                                                    ------------------   ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments--Investor
      Shares......................................       (7,725,721)          (3,073,364)           --
    Return of capital--Investor Shares............         (212,312)           --                   --
                                                    ------------------   ------------------   ------------------
        Net decrease in net assets resulting from
          distributions...........................       (7,938,033)          (3,073,364)           --
                                                    ------------------   ------------------   ------------------
CAPITAL SHARE TRANSACTIONS:
    Sale of shares--Investor Shares...............       86,883,053           78,761,282                  --
    Sale of shares--Institutional Shares..........       64,007,466                   --           5,998,670
    Reinvestment of distributions--Investor
      Shares......................................        7,442,799            3,008,999                  --
    Redemption of shares--Investor Shares.........      (67,420,738)          (9,345,918)                 --
    Redemption of shares--Institutional Shares....       (4,009,005)                  --             (29,284)
                                                    ------------------   ------------------   ------------------
        Net increase from capital transactions....       86,903,575           72,424,363           5,969,386
                                                    ------------------   ------------------   ------------------
        Net increase..............................       35,174,272           98,616,045           5,338,182
                                                    ------------------   ------------------   ------------------
NET ASSETS--END OF PERIOD.........................     $179,175,027         $144,000,755          $5,338,282
                                                    ------------------   ------------------   ------------------
                                                    ------------------   ------------------   ------------------
Accumulated undistributed net investment income...     $         --         $         --          $   28,981
                                                    ------------------   ------------------   ------------------
                                                    ------------------   ------------------   ------------------


                                                          SHARES               SHARES               SHARES
                                                    ------------------   ------------------   ------------------
CAPITAL SHARE TRANSACTIONS:
    Sale of shares--Investor Shares...............        5,036,141            5,232,267                  --
    Sale of shares--Institutional Shares..........        3,750,486                   --             555,219
    Reinvestment of distributions--Investor
      Shares......................................          473,135              221,739                  --
    Redemption of shares--Investor Shares.........       (4,034,611)            (620,752)                 --
    Redemption of shares--Institutional Shares....         (234,095)                  --              (3,080)
                                                    ------------------   ------------------   ------------------
    Net increase in shares........................        4,991,056            4,833,254             552,139
                                                    ------------------   ------------------   ------------------
                                                    ------------------   ------------------   ------------------

(a) See Note 1 of Notes to Financial Statements for commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                              SMALL CAP VALUE FUND
                                                          -------------------------------------------------------------
                                                                            INVESTOR                      INSTITUTIONAL
                                                                             SHARES                          SHARES
                                                          ---------------------------------------------   -------------
                                                           YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                          SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                              1998            1997            1996          1998 (a)
                                                          -------------   -------------   -------------   -------------
Net asset value, beginning of period....................    $  17.68        $  13.71         $ 10.00         $ 15.99
                                                          -------------   -------------   -------------   -------------
Investment Operations
    Net investment income (loss)........................       (0.06)          (0.06)          (0.02)           0.01
    Net realized and unrealized gain (loss) on
      investments.......................................       (3.15)           4.89            3.73           (2.28)
                                                          -------------   -------------   -------------   -------------
Total from Investment Operations........................       (3.21)           4.83            3.71           (2.27)
                                                          -------------   -------------   -------------   -------------
Distributions from
    Net investment income...............................          --              --              --(b)           --
    Net realized gain on investments....................       (0.84)          (0.86)             --              --
    Return of capital...................................       (0.02)
                                                          -------------   -------------   -------------   -------------
Total distributions.....................................       (0.86)          (0.86)             --              --
                                                          -------------   -------------   -------------   -------------
Net asset value, end of period..........................    $  13.61        $  17.68         $ 13.71         $ 13.72
                                                          -------------   -------------   -------------   -------------
                                                          -------------   -------------   -------------   -------------
Total Return............................................      (18.81)%         37.14%          37.15%         (14.20)%

Ratio/Supplementary Data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver............        1.38%           1.50%           1.49%           1.15%(c)
    Expenses, excluding reimbursement/waiver............        1.38%           1.50%           1.98%           1.23%(c)
    Net investment income (loss), including
      reimbursement/ waiver.............................       (0.34)%         (0.56)%         (0.40)%          0.08%(c)
Average commission rate (d).............................    $ 0.0539        $ 0.0560         $0.0467         $0.0539
Portfolio turnover rate.................................       57.32%          98.91%         111.18%          57.32%
Net assets at end of period (000's omitted).............    $130,929        $144,001         $45,385         $48,246

(a) See Note 1 of Notes to Financial Statements for commencement of operations.
(b) Less than $0.01 per share.
(c) Annualized.
(d) Amount represents the average commission per share, paid to brokers, on the purchase and sale of equity securities on which commissions are charged.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                           MID CAP VALUE FUND
                                                                         ----------------------
                                                                          INSTITUTIONAL SHARES
                                                                         ----------------------
                                                                              PERIOD ENDED
                                                                         SEPTEMBER 30, 1998 (a)
                                                                         ----------------------
Net asset value, beginning of period...................................         $ 10.00
                                                                                -------
Investment Operations
    Net investment income..............................................            0.05
    Net realized and unrealized loss on investments....................           (0.38)
                                                                                -------
Total from Investment Operations.......................................           (0.33)
                                                                                -------
Distributions from
    Net investment income..............................................              --
    Net realized gain on investments...................................              --
                                                                                -------
Total distributions....................................................              --
                                                                                -------
Net asset value, end of period.........................................         $  9.67
                                                                                -------
                                                                                -------
Total Return...........................................................           (3.30)%
Ratio/Supplementary Data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver...........................            1.15%(b)
    Expenses, excluding reimbursement/waiver...........................            4.16%(b)
    Net investment income (loss), including reimbursement/waiver.......            0.84%(b)
Average commission rate (c)............................................         $0.0566
Portfolio turnover rate................................................           77.75%
Net assets at end of period (000's omitted)............................         $ 5,338

(a) See Note 1 of Notes to Financial Statements for commencement of operations.
(b) Annualized.
(c) Amount represents the average commission per share, paid to brokers, on the purchase and sale of equity securities on which commissions are charged.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.  ORGANIZATION

The CRM Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has four active diversified investment portfolios. These financial statements relate to Small Cap Value Fund and Mid Cap Value Fund (each a "Fund" and collectively the "Funds"), each of which issues Institutional Shares, with the exception of Small Cap Value Fund, which, in addition, issues Investor Shares. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest of $0.001 par value. The classes of each Fund and their date of commencement of operations are as follows:

        Small Cap Value Fund (Investor Shares)           October 1, 1995
        Small Cap Value Fund (Institutional Shares)     January 27, 1998
        Mid Cap Value Fund (Institutional Shares)        January 6, 1998

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

    SECURITY VALUATION -- Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

    REALIZED GAIN AND LOSS -- Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

    INTEREST AND DIVIDEND INCOME -- Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDER -- Distributions from net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    ORGANIZATION COSTS -- The costs incurred by the Funds in connection with their organization and registration of shares prior to June 30, 1998, have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

    FEDERAL TAXES -- Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Since the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Funds is Cramer Rosenthal McGlynn, LLC (the "Adviser"). The Adviser receives monthly, from each Fund, an advisory fee at an annual rate of 0.75% of the average daily net assets of each Fund. Prior to January 1, 1998, the Trust had an Investment Advisory Agreement with CRM Advisors, LLC, an affiliate of Cramer, Rosenthal, McGlynn, Inc., that was identical in all material terms including fees.

On behalf of each Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05% thereafter, subject to an annual minimum of $25,000. Prior to January 1, 1998, the Trust had an Administration Agreement with Forum Financial Services, Inc.-Registered Trademark- ("FFSI") pursuant to which FFSI received a monthly fee equal to the greater of an annual rate of 0.15% of the average daily net assets of each Fund or $40,000 per year.

Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $24,000 per year plus certain account and additional class charges. Prior to January 1, 1998, Forum Financial Corp.-Registered Trademark- ("FFC") served as the transfer agent and dividend disbursing agent, for which it was entitled to receive a fee of $12,000 per year plus certain shareholder account fees.

Pursuant to a separate Distribution Agreement, FFSI acts as distributor of the Funds' shares and is not paid any fee for its distribution services.

Effective January 1, 1998, Forum Accounting Services, LLC ("FAcS") serves as the fund accountant for each Fund. For these services, FAcS receives a fee of $36,000 per year per Fund, plus certain class charges and certain amounts based upon the number and types of portfolio transactions within each Fund. Prior to January 1, 1998, FFC served as the fund accountant of the Trust pursuant to the same terms and compensation as FAcS.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Trust has adopted a Shareholder Servicing Plan which allows it to obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust pays shareholder servicing agents, including the Adviser, up to 0.25% of the average daily net assets of each Fund attributable to accounts for which the agent provides shareholder services.

Each Trustee, who was not an "affiliated person" as defined in the Act, received from the Fund an annual fee of $10,000 plus out of pocket expenses.

4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser and FAdS have voluntarily waived a portion of their fees and assumed certain expenses of the Funds. For the period ended September 30, 1998, fees waived and expenses reimbursed were as follows:

                                              INVESTMENT     EXPENSES     EXPENSES
                                               ADVISORY     REIMBURSED   REIMBURSED
                                                  FEE       BY ADVISER     BY FADS      TOTAL
                                             -------------  -----------  -----------  ----------
Small Cap Value Fund--Institutional
 Shares....................................  $          --   $      --    $  17,897   $   17,897
Mid Cap Value Fund--Institutional Shares...         25,934      78,197           --      104,131

5.  SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended September 30, 1998 were as follows:

                                                                     COST OF         PROCEEDS
                                                                    PURCHASES       FROM SALES
                                                                  --------------  --------------
Small Cap Value Fund............................................  $  172,846,815  $  102,512,866
Mid Cap Value Fund..............................................       8,496,343       3,171,705

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation as of September 30, 1998 were as follows:

                                                                                      NET
                                                   UNREALIZED      UNREALIZED      UNREALIZED
                                     TAX COST     APPRECIATION    DEPRECIATION   (DEPRECIATION)
                                  --------------  -------------  --------------  --------------
Small Cap Value Fund............  $  196,769,845  $  18,839,973  $  (33,131,083) $  (14,291,110)
Mid Cap Value Fund..............       6,129,489        217,086        (904,494)       (687,408)

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6.  FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

INCOME DIVIDENDS -- All the income and any short term capital gain dividends paid by each Fund were ordinary income for federal income tax purposes. The percentage of qualifying dividends eligible for the corporate dividends received deduction was 100.00% for Mid Cap Value Fund.

CAPITAL GAIN DIVIDENDS -- Small Cap Value Fund declared long term capital gain dividends and short term capital gain dividends of $2,698,138 and $5,027,583, respectively, for the fiscal year ended September 30, 1998.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHAREHOLDERS AND BOARD OF TRUSTEES
THE CRM FUNDS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of CRM Small Cap Value Fund and CRM Mid Cap Value Fund, two of the Series constituting The CRM Funds, as of September 30, 1998, the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods then ended as indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CRM Small Cap Value Fund and CRM Mid Cap Value Fund at September 30, 1998 and the results of their operations, changes in net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

White Plains, New York
November 6, 1998

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TRUSTEES
John E. Appelt
Fred M. Filoon
Louis Klein, Jr.
Clement C. Moore, II

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, New York 10604

ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

INDEPENDENT AUDITORS
Ernst & Young, LLP
One North Broadway
White Plains, NY 10601

INVESTOR INFORMATION: (800) CRM-2883
HTTP://WWW.CRMFUNDS.COM

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.

[RECYCLE LOGO] This report has been printed on recycled paper.
-------------------------------------------
-------------------------------------------
                                      CRM
                                     FUNDS

                                     [LOGO]

                                   SMALL CAP
                                   VALUE FUND

                                    MID CAP
                                   VALUE FUND

                              Institutional Shares
                                 ANNUAL REPORT

                               September 30, 1998

--------------------------------------------------------------------------------
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